PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
Baron Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Consumer Discretionary : 16.0%
40,392
(1)
Bright Horizons Family
Solutions, Inc.
$ 4,385,359
1.3
111,310  Choice Hotels
International, Inc.
11,900,152
3.7
1,226,106
(1)
Figs, Inc. - Class A
8,202,649
2.5
132,026  Red Rock Resorts, Inc.
- Class A
8,061,508
2.5
130,543
Vail Resorts, Inc.
19,525,317
6.0
52,074,985
16.0
Financials : 35.9%
232,122  Arch Capital Group
Ltd.
21,060,429
6.5
58,521
Cohen & Steers, Inc.
3,839,563
1.2
30,913  FactSet Research
Systems, Inc.
8,856,265
2.7
29,586
Houlihan Lokey, Inc.
6,074,597
1.9
45,877  Kinsale Capital Group,
Inc.
19,509,653
6.0
21,527
Moelis & Co. - Class A
1,535,306
0.5
44,881
Morningstar, Inc.
10,412,841
3.2
51,235
MSCI, Inc.
29,071,251
8.9
58,901
Primerica, Inc.
16,350,329
5.0
116,710,234
35.9
Health Care : 12.4%
117,079
Bio-Techne Corp.
6,513,105
2.0
34,739
(1)
HeartFlow, Inc.
1,169,315
0.4
26,769
(1)
IDEXX Laboratories,
Inc.
17,102,446
5.3
34,605
(1)
Integer Holdings Corp.
3,575,735
1.1
4,586
(1)
Mettler-Toledo
International, Inc.
5,629,819
1.7
23,415  West Pharmaceutical
Services, Inc.
6,142,457
1.9
40,132,877
12.4
Industrials : 6.7%
14,635
EnPro Industries, Inc.
3,307,510
1.0
30,027
Exponent, Inc.
2,086,276
0.6
80,733
(1)
Karman Holdings, Inc.
5,828,923
1.8
36,894
(1)
Loar Holdings, Inc.
2,951,520
0.9
4,129,898
(2)(3)
Northvolt AB -
Restricted
—
0.0
18,983
(1)
SiteOne Landscape
Supply, Inc.
2,445,010
0.7
37,975
(1)
Transcat, Inc.
2,779,770
0.9
48,715
(1)
Trex Co., Inc.
2,517,104
0.8
21,916,113
6.7
Information Technology : 20.6%
21,460
(1)
Agilysys, Inc.
2,258,665
0.7
10,504
Badger Meter, Inc.
1,875,804
0.6
258,215
(1)
Clearwater Analytics
Holdings, Inc. - Class A
4,653,034
1.4
76,511
(1)
Gartner, Inc.
20,112,447
6.2
87,364
(1)
Guidewire Software,
Inc.
20,081,489
6.2
89,703
(1)
Intapp, Inc.
3,668,853
1.1
57,987
(1)
JFrog Ltd.
2,744,525
0.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
97,000
(1)
nCino, Inc.
$ 2,629,670
0.8
45,497
(1)
Procore Technologies,
Inc.
3,317,641
1.0
28,936
(1)
ServiceTitan, Inc.
- Class A
2,917,617
0.9
54,545
(1)
Vertex, Inc. - Class A
1,352,170
0.4
29,277
(1)
Via Transportation, Inc.
- Class A
1,407,638
0.4
67,019,553
20.6
Real Estate : 7.8%
299,013
(1)
CoStar Group, Inc.
25,227,727
7.8
Total Common Stock
(Cost $96,171,981)
323,081,489
99.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.1%
Mutual Funds : 0.1%
195,284
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $195,284) $ 195,284 0.1
Total Short-Term
Investments
(Cost $195,284)
195,284
0.1
Total Investments in
Securities
(Cost $96,367,265) $ 323,276,773 99.5
Assets in Excess of
Other Liabilities 1,644,784 0.5
Net Assets $ 324,921,557 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
VY
®
Baron Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary $ 52,074,985 $ — $ — $ 52,074,985
Financials 116,710,234 — — 116,710,234
Health Care 40,132,877 — — 40,132,877
Industrials 21,916,113 — — 21,916,113
Information Technology 67,019,553 — — 67,019,553
Real Estate 25,227,727 — — 25,227,727
Total Common Stock 323,081,489 — — 323,081,489
Short-Term Investments 195,284 — — 195,284
Total Investments, at fair value $ 323,276,773 $ — $ — $ 323,276,773
At September 30, 2025, VY
®
Baron Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Northvolt AB - Restricted 9/21/2020 $ 651,737 $ —
$ 651,737 $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 232,509,494
Gross Unrealized Depreciation (5,599,986)
Net Unrealized Appreciation $ 226,909,508